Income tax	3 Months Ended
Mar. 31, 2025
Income tax
Income tax

7. Income tax

The income tax expense for the three months ended March 31, 2025, of EUR 429k was primarily attributable to deferred tax expenses of CureVac N.V. In addition to the tax expense recorded in the statement of operations and other comprehensive loss, an amount of EUR 1,122k was credited in equity for the three months ended March 31, 2025. The credit in equity results from the recognition of deferred tax assets for loss carryforwards, which itself originated from expenses for transaction costs previously recorded in equity.

Income taxes for the three months ended March 31, 2025, were calculated based on estimated annual effective income tax rates on ordinary income before tax adjusted by the tax effect of any discrete items. For the three months ended March 31, 2025, the plan tax rate for CureVac N.V. was approximately 30%. The effective tax rate considers the impact on current tax expenses, the usage of loss carryforwards and management’s assessment of the requirements in IAS 12.